Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as at December 31:

	Pension benefits		OPEB
	2013	2012	2013	2012
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	$104,291	$239	$31,674	$—
Projected benefit obligation assumed from business combination	73,601	101,840	17,943	30,637
Modifications to pension plan	81			—
Service cost	3,273	1,288	1,602	803
Interest cost	4,350	1,906	1,508	606
Actuarial (gain)/loss	(11,395)	2,736	(8,499)	857
Benefits paid	(3,597)	(1,507)	(1,158)	(601)
Loss/(gain) on foreign exchange	7,509	(2,211)	2,329	(628)
Projected benefit obligation at end of year	$178,113	$104,291	$45,399	$31,674
Change in plan asset
Fair value of plan assets at beginning of year	66,524	203	10,195	—
Plan assets acquired in business combination	57,285	68,045	658	10,786
Actual return on plan assets	10,733	1,223	1,730	—
Employer contributions	3,013	—	1,208	231
Benefits paid	(3,597)	(1,507)	(1,158)	(601)
Loss/(gain) on foreign exchange	5,322	(1,440)	762	(221)
Fair value of plan assets at end of year	$139,280	$66,524	$13,395	$10,195
Unfunded status	$(38,833)	$(37,767)	$(32,004)	$(21,479)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	(305)	—	—	—
Non-current liabilities	(38,528)	(37,767)	(32,004)	(21,479)
Net amount recognized	$(38,833)	$(37,767)	$(32,004)	$(21,479)

Amounts Recognized in Accumulated Other Comprehensive loss
The amounts recognized in accumulated other comprehensive loss before tax were as follows:

	Accumulated other comprehensive income
	Pension	OPEB
Balance, January 1, 2012	$53	$—
Current year net actuarial gain	3,298	857
Amortization of net actuarial loss	(2)	(32)
Foreign exchange	(16)	(4)
Balance at December 31, 2012	$3,333	$821
Current year net actuarial loss	(18,011)	(9,644)
Current year prior service loss	82	—
Amortization of net actuarial loss	(23)	(26)
Foreign exchange	234	(234)
Balance at December 31, 2013	$(14,385)	$(9,083)

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit cost for 2013 and 2012 were as follows:

	Pension benefits		OPEB
	2013	2012	2013	2012
Discount rate	3.68%	3.89%	3.69%	3.97%
Expected return on assets	5.51%	5.50%	5.18%	4.66%
Rate of compensation increase	3.13%	3.31%	2.97%	N/A
Healthcare cost trend rate
Before Age 65			7.68%	8.48%
Age 65 and after			7.68%	7.50%
Assumed Ultimate Medical Inflation Rate			4.80%	5.00%
Year in which Ultimate Rate is reached			2019	2017
Weighted average assumptions used to determine net benefit obligation for 2013 and 2012 were as follows:

	Pension benefits		OPEB
	2013	2012	2013	2012
Discount rate	4.55%	3.62%	4.60%	3.75%
Expected return on assets	7.00%	5.50%	5.53%	4.66%
Rate of compensation increase	2.97%	3.09%	2.97%	N/A

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
The effect of a one percent change in the assumed health care cost trend rate (HCCTR) for 2013 is as follows:

2013
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$5,829
Total service and interest cost	580
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(4,427)
Total service and interest cost	(456)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of administrative expenses in the consolidated statements of operations. The employee benefit costs related to business acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2013	2012	2013	2012
Service cost	$3,273	$1,288	$1,602	$803
Interest cost	4,350	1,906	1,508	606
Expected return on plan assets	(4,160)	(1,785)	(602)	—
Amortization of net actuarial loss	23	2	26	32
Net benefit cost	$3,486	$1,411	$2,534	$1,441

Target Asset Allocation
The Company's target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity Securities	79%	48.9%-88.5%
Debt Securities	17%	21.1%-51.1%
Other	4%	0%-11.5%
The fair values of investments as at December 31, 2013, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity Securities	110,073	79%
Debt Securities	23,173	17%
Other	6,035	4%

Expected Benefit Payments	The expected benefit payments over the next ten years are as follows:

	2014	2015	2016	2017	2018	2019-2023
Pension plan	$8,320	$8,238	$8,812	$9,374	$9,839	$55,838
OPEB	1,339	1,247	1,400	1,547	1,727	11,176